Stock Based Compensation (Summary of Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.50
Number outstanding	523,112
Outstanding weighted average remaining contractual life	2 years 8 months 1 day
Outstanding weighted average exercise price	$ 0.50
Number exercisable
Exercisable weighted average exercise price
$0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price	$ 0.75
Number outstanding	568,012
Outstanding weighted average remaining contractual life	2 years 5 months 1 day
Outstanding weighted average exercise price	$ 0.75
Number exercisable	568,012
Exercisable weighted average exercise price	$ 0.75